Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Composition (Details)	Dec. 31, 2019
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of total property lease commitments (as a percent)	67.00%
Europe, excluding France and Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of total property lease commitments (as a percent)	14.00%